Vessels, net/Assets held for sale, Assets Held for Sale (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) Vessel	Dec. 31, 2024 USD ($) Vessel	Dec. 31, 2023 USD ($)	Mar. 11, 2025 USD ($)	Mar. 06, 2025 USD ($)	Dec. 04, 2024 USD ($)	Nov. 13, 2024 USD ($)
Assets Held for Sale [Abstract]
Loss on vessels held for sale		$ 5,554,777	$ 3,629,521	$ 0
Net gain / (loss) on sale of vessels		(2,005,320)	19,298,394	6,383,858
Disposal Group Assets and Liabilities [Abstract]
Cash and cash equivalents		0	720,212	0
Liabilities directly associated with assets held for sale		0	17,656,371
Sale of property, plant, and equipment		33,748,655
Gain (loss) relating to disposal group held for sale			$ 0
Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]			Net gain / (loss) on sale of vessels, Loss on vessels held for sale
Assets Held for Sale [Abstract]
Assets held for sale, beginning balance	$ 69,430,788	69,430,788	$ 38,656,048
Vessels' disposal		(34,733,403)	(38,656,048)
Assets held for sale reclassification		(34,697,385)	69,430,788
Assets held for sale, ending balance		$ 0	$ 69,430,788	$ 38,656,048
Number of vessels mortgaged as collateral | Vessel		4
Number of vessel owning subsidiaries entering into loan | Vessel		1
Number of impaired vessels | Vessel		0	0
Term Loan [Member]
Assets Held for Sale [Abstract]
Face amount		$ 50,000,000
Energiepark Heringen-Philippsthal WP HP GmbH & Co, KG [Member] | Disposal Group, Held-for-Sale, Not Discontinued Operations [Member]
Disposal Group Assets and Liabilities [Abstract]
Goodwill			$ 3,238,569
Property, plant and equipment			29,883,000
Intangible assets			567,000
Accounts receivable trade, net and other current assets			288,000
Cash and cash equivalents			720,000
Assets held for sale			34,697,000
Long-term debt, net			15,685,000
Deferred tax liabilities			1,227,844
Accounts payable and other current liabilities			743,000
Liabilities directly associated with assets held for sale			17,656,000
Goodwill			3,238,569
Deferred tax liabilities			1,227,844
M/V Ariana A [Member]
Assets Held for Sale [Abstract]
Loss on vessels held for sale			3,629,521
Sale price of vessel								$ 16,500,000
M/V Ariana A and M/V Gabriela A [Member]
Assets Held for Sale [Abstract]
Net Carrying amount			34,625,833
Vessel's inventory			$ 107,570
M/V Gabriela A [Member]
Assets Held for Sale [Abstract]
Net gain / (loss) on sale of vessels		200,000
Sale price of vessel							$ 19,300,000
M/V Magic Eclipse [Member]
Assets Held for Sale [Abstract]
Net gain / (loss) on sale of vessels	$ 2,000,000
Sale price of vessel						$ 13,500,000
M/V Magic Callisto [Member]
Assets Held for Sale [Abstract]
Net gain / (loss) on sale of vessels		(5,600,000)
Sale price of vessel					$ 14,500,000
Vessels Mortgaged as Collateral [Member] | Toro Corp [Member]
Assets Held for Sale [Abstract]
Net Carrying amount		88,900,000
Vessels Financed Through Sale and Leaseback Agreements [Member]
Assets Held for Sale [Abstract]
Net Carrying amount		$ 13,300,000